Financial Instruments And Other Derivative Contracts - Contractual Maturities of Derivative Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Derivative liabilities	$ 6,234	$ 9,733
Gross Carrying Amount [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Derivative liabilities	7,592	14,168
Gross Carrying Amount [Member] | Less than 1 Year [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Derivative liabilities	4,004	5,387
Gross Carrying Amount [Member] | Later Than One Year and Not Later Than Two Years [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Derivative liabilities	1,249	2,202
Gross Carrying Amount [Member] | Later Than Two Years and Not Later Than Three Years [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Derivative liabilities	515	1,333
Gross Carrying Amount [Member] | Later Than Three Years and Not Later Than Four Years [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Derivative liabilities	447	536
Gross Carrying Amount [Member] | Later Than Four Years and Not Later Than Five Years [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Derivative liabilities	271	741
Gross Carrying Amount [Member] | 5 years and Later [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Derivative liabilities	1,106	3,969
Difference from Carrying Amount [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Derivative liabilities	(1,358)	(4,435)
Forward Foreign Exchange Contracts [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Derivative liabilities	591	358
Forward Foreign Exchange Contracts [Member] | Gross Carrying Amount [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Derivative liabilities	332	467
Forward Foreign Exchange Contracts [Member] | Gross Carrying Amount [Member] | Less than 1 Year [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Derivative liabilities	315	341
Forward Foreign Exchange Contracts [Member] | Gross Carrying Amount [Member] | Later Than One Year and Not Later Than Two Years [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Derivative liabilities	37	97
Forward Foreign Exchange Contracts [Member] | Gross Carrying Amount [Member] | Later Than Two Years and Not Later Than Three Years [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Derivative liabilities	14	56
Forward Foreign Exchange Contracts [Member] | Gross Carrying Amount [Member] | Later Than Three Years and Not Later Than Four Years [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Derivative liabilities	3
Forward Foreign Exchange Contracts [Member] | Gross Carrying Amount [Member] | Later Than Four Years and Not Later Than Five Years [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Derivative liabilities	2	(27)
Forward Foreign Exchange Contracts [Member] | Gross Carrying Amount [Member] | 5 years and Later [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Derivative liabilities	(39)
Forward Foreign Exchange Contracts [Member] | Difference from Carrying Amount [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Derivative liabilities	259	(109)
Currency Swaps and Options [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Derivative liabilities	891	3,786
Currency Swaps and Options [Member] | Gross Carrying Amount [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Derivative liabilities	2,401	7,997
Currency Swaps and Options [Member] | Gross Carrying Amount [Member] | Less than 1 Year [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Derivative liabilities	541	1,062
Currency Swaps and Options [Member] | Gross Carrying Amount [Member] | Later Than One Year and Not Later Than Two Years [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Derivative liabilities	343	1,269
Currency Swaps and Options [Member] | Gross Carrying Amount [Member] | Later Than Two Years and Not Later Than Three Years [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Derivative liabilities	140	831
Currency Swaps and Options [Member] | Gross Carrying Amount [Member] | Later Than Three Years and Not Later Than Four Years [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Derivative liabilities	304	372
Currency Swaps and Options [Member] | Gross Carrying Amount [Member] | Later Than Four Years and Not Later Than Five Years [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Derivative liabilities	194	701
Currency Swaps and Options [Member] | Gross Carrying Amount [Member] | 5 years and Later [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Derivative liabilities	879	3,762
Currency Swaps and Options [Member] | Difference from Carrying Amount [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Derivative liabilities	(1,510)	(4,211)
Commodity Derivatives [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Derivative liabilities	4,428	5,230
Commodity Derivatives [Member] | Gross Carrying Amount [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Derivative liabilities	4,520	5,301
Commodity Derivatives [Member] | Gross Carrying Amount [Member] | Less than 1 Year [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Derivative liabilities	3,002	3,889
Commodity Derivatives [Member] | Gross Carrying Amount [Member] | Later Than One Year and Not Later Than Two Years [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Derivative liabilities	754	706
Commodity Derivatives [Member] | Gross Carrying Amount [Member] | Later Than Two Years and Not Later Than Three Years [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Derivative liabilities	305	344
Commodity Derivatives [Member] | Gross Carrying Amount [Member] | Later Than Three Years and Not Later Than Four Years [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Derivative liabilities	122	111
Commodity Derivatives [Member] | Gross Carrying Amount [Member] | Later Than Four Years and Not Later Than Five Years [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Derivative liabilities	74	47
Commodity Derivatives [Member] | Gross Carrying Amount [Member] | 5 years and Later [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Derivative liabilities	263	204
Commodity Derivatives [Member] | Difference from Carrying Amount [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Derivative liabilities	(92)	(71)
Other Contracts [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Derivative liabilities	324	359
Other Contracts [Member] | Gross Carrying Amount [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Derivative liabilities	339	403
Other Contracts [Member] | Gross Carrying Amount [Member] | Less than 1 Year [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Derivative liabilities	146	95
Other Contracts [Member] | Gross Carrying Amount [Member] | Later Than One Year and Not Later Than Two Years [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Derivative liabilities	115	130
Other Contracts [Member] | Gross Carrying Amount [Member] | Later Than Two Years and Not Later Than Three Years [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Derivative liabilities	56	102
Other Contracts [Member] | Gross Carrying Amount [Member] | Later Than Three Years and Not Later Than Four Years [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Derivative liabilities	18	53
Other Contracts [Member] | Gross Carrying Amount [Member] | Later Than Four Years and Not Later Than Five Years [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Derivative liabilities	1	20
Other Contracts [Member] | Gross Carrying Amount [Member] | 5 years and Later [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Derivative liabilities	3	3
Other Contracts [Member] | Difference from Carrying Amount [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Derivative liabilities	$ (15)	$ (44)